Fair Value Measurements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 Fair Value, Inputs, Level 3	Dec. 31, 2010 Fair Value, Inputs, Level 3	Dec. 31, 2010 Fair Value, Inputs, Level 2
Fair Value Measurements [Line Items]
Carrying value of equity securities		¥ 3,577	¥ 33,984
Fair value of equity securities		0	15,164
Other-than-temporary impairment charges on non-marketable equity securities and equity securities accounted for by equity method	21,398	3,577
Carrying value of non-marketable equity securities				5,000
Fair value of non-marketable securities				¥ 2,422